Equity Transactions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equity [Abstract]
Schedule of summarizes the activity relating to the Company’s stock options

	Options	Weighted- Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2024	518,076	$54.11	6.1	$-
Options Granted	490,261	2.40	7.1	-
Options Expired	(38,806)	62.48	-	-
Options Canceled	(82,402)	7.87	-	-
Outstanding at March 31, 2025	887,129	$29.46	6.2	$-
Exercisable at March 31, 2025	448,470	$44.50	5.1	$-

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2022	339,876	$74.20	5.5	$-
Granted	71,467	59.00	8.6	38,610
Options Expired	(1,000)	286.90	-	-
Options Canceled	(4,967)	77.40
Options Exercised	(10,090)	81.20	-	-
Outstanding at June 30, 2023	395,286	71.00	6.3	1,067,966
Granted	155,242	11.70	9.8	-
Options Expired	(640)	46.09	-	-
Options Canceled	(31,812)	57.19	-	-
Outstanding at June 30, 2024	518,076	$54.11	6.1	$-
Exercisable at June 30, 2024	296,934	$66.65	4.9	$-

Schedule of assumptions used

	March 31, 2025	March 31, 2024
Expected life of options (in years)	4	5
Expected volatility	93.44%	87.11%
Risk free interest rate	4.34%	4.80%
Dividend Yield	0%	0%

	June 30, 2024	June 30, 2023
Expected life of options (in years)	6	6
Expected volatility	86.28%	81.65%
Risk free interest rate	4.40%	3.82%
Dividend Yield	0%	0%

Schedule of unvested of restricted stock units

	Number of Shares	Weighted Average Grant Date Fair Value Per Share

Unvested at June 30, 2024	40,291	$44.59
Issued	171,900	2.56
Vested	(74,643)	11.67
Canceled	(28,509)	6.67
Unvested at March 31, 2025	109,039	$10.81

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at June 30, 2022	12,452	$16.90
Granted	68,711	58.87
Vested	(21,518)	52.70
Unvested at June 30, 2023	59,646	$52.40
Issued	104,070	9.16
Vested	(122,395)	16.94
Canceled	(1,030)	61.20
Unvested at June 30, 2024	40,291	$44.59

Summary of warrants activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2024	1,932,029	$14.03	4.0	$-
Granted	10,181,640	1.65	4.8	-
Exercised	(2,502,967)	1.53	-	-
Expired	(10,138)	21.94	-	-
Outstanding and exercisable at March 31, 2025	9,600,564	$3.50	4.3	$-

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2022	51,037	$61.70	3.8	$-
Granted	727,273	18.20	5.0	-
Expired	(482)	750.00	-	-
Exercised	(800)	22.50	-	-
Outstanding and exercisable at June 30, 2023	777,029	20.60	4.0	18,318,954
Granted	1,755,000	13.14	5.0	-
Exercised	(600,000)	10.00	-	-
Outstanding and exercisable at June 30, 2024	1,932,029	$14.03	4.0	$-

Schedule of warrants outstanding

Number of Warrants

Expiring June 30, 2025	-
2026	3,518
2027	36,100
2028	727,273
2029	1,155,000
2030	7,678,673
Total outstanding warrants	9,600,564